UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2015

Date of reporting period:	3/31/2015

Item 1.	Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.5%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.731	%(a)	04/10/49	16,035	$17,072,417
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	198	197,807
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	10,658	10,665,378
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736%		06/11/50	1,428	1,430,706
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	8,397	8,774,621
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	5.703	%(a)	12/10/49	896	895,382
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48	15,000	15,366,645
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A3	3.061%		02/10/48	12,750	13,168,264
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%		08/15/48	5,640	5,945,142
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	3,200	3,222,544
Commercial Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47	14,824	15,638,149
Commercial Mortgage Trust, Series 2014-CR21, Class A2	3.095%		12/10/47	20,850	21,870,170
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	27,750	28,939,670
Commercial Mortgage Trust, Series 2015-DC1, Class A3	3.219%		02/10/48	20,000	20,822,100
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	12,500	12,827,750
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.450	%(a)	03/10/44	9,547	9,743,727
GS Mortgage Securities Corp. II, Series 2013-GC12, Class A2	2.011%		06/10/46	20,000	20,250,200
GS Mortgage Securities Corp. II, Series 2013-GC14, Class A3	3.526%		08/10/46	25,000	26,447,450
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	28,575	29,986,590
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	19,000	20,255,995
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	20,000	21,150,140
GS Mortgage Securities Trust, Series 2014-GC24, Class A3	3.342%		09/10/47	10,000	10,476,080
GS Mortgage Securities Trust, Series 2015-GC28, Class A3	3.307%		02/10/48	8,225	8,571,659
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,431,120
JPMMB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	15,000	15,750,435

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.938	%(a)	02/15/51	177	176,809
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	20,000	20,214,360
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	7,000	7,105,189
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A3	2.682%		12/15/47	22,445	22,848,426
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	10,000	10,552,970
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	15,000	15,713,625
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3	3.472%		07/15/47	20,000	21,040,380

LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	4.739%		07/15/30	852	853,378
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047	%(a)	07/12/38	891	894,070
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.659	%(a)	05/12/39	15,000	15,470,130
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	13,626	14,319,068
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	5,562	5,624,834
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	31,000	31,278,597
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.715	%(a)	05/15/43	8,109	8,330,562
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.715	%(a)	05/15/43	10,000	10,372,090
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011	%(a)	06/15/45	10,500	10,953,002
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	%(a)	07/15/45	31,220	32,702,004
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	16,147	16,977,304
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	13,100	13,775,303
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	1,756	1,787,131
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	18,951	20,129,426
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	3.531%		07/15/46	10,000	10,648,780
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	16,633	17,131,491

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $668,540,002)					658,799,070

CORPORATE BONDS — 89.5%
Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	5.200%		08/15/15	7,000	7,111,118
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	4.750%		04/15/19	7,150	7,007,000
Exelis, Inc., Gtd. Notes	4.250%		10/01/16	5,000	5,155,260
L-3 Communications Corp., Gtd. Notes	1.500%		05/28/17	2,705	2,688,050
Precision Castparts Corp., Sr. Unsec’d. Notes(b)	1.250%		01/15/18	11,640	11,594,534
Textron, Inc., Sr. Unsec’d. Notes	4.625%		09/21/16	14,650	15,398,923

					48,954,885

Airlines — 1.1%
American Airlines, Series 2013-1, Class A, Pass-Through Trust, Equipment Trust	4.000%		07/15/25	2,540	2,641,959
American Airlines, Series 2013-2, Class A, Pass-Through Trust, Equipment Trust	4.950%		01/15/23	24,549	26,881,239
Continental Airlines, Inc., Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.648%		09/15/17	1,285	1,339,099
Continental Airlines, Inc., Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.820%		05/01/18	4,449	4,760,450
Continental Airlines, Inc., Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545%		02/02/19	2,295	2,516,712
Continental Airlines, Inc., Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.703%		06/15/21	305	326,416
Continental Airlines, Inc., Series 2001-1, Class B, Pass-Through Trust, Pass-Through Certificates	7.373%		12/15/15	80	82,115

Continental Airlines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	15,101	17,007,499
Continental Airlines, Inc., Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250%	11/10/19	3,873	4,483,296
Continental Airlines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	01/12/21	2,941	3,154,618
Delta Air Lines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	5,144	6,037,502
Delta Air Lines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200%	07/02/18	3,464	3,809,942
Delta Air Lines, Inc., Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	05/23/19	14,723	15,771,525
Delta Air Lines, Inc., Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.300%	04/15/19	1,501	1,632,482
Delta Air Lines, Inc., Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	9,189	9,912,490

				100,357,344

Automotive — 4.4%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes(b)	2.125%	10/10/18	3,750	3,819,724
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	1.500%	09/11/17	4,700	4,732,750
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	1.600%	02/16/18	6,055	6,104,330
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%	01/11/18	6,802	6,880,209
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	10,125	10,194,528
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%	08/01/18	15,000	15,382,155
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.950%	01/11/17	8,270	8,540,272
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%	05/09/16	10,911	10,961,769
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.145%	01/09/18	11,610	11,742,621
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	14,300	14,547,447
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(b)	2.375%	03/12/19	19,450	19,675,951
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(b)	2.459%	03/27/20	17,930	17,931,811
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%	05/15/15	33,145	33,218,184
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%	06/15/16	24,348	25,103,494
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%	02/03/17	14,520	15,246,929
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%	05/15/18	45,956	50,113,501
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%	09/15/15	12,980	13,251,503
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%	08/15/17	2,000	2,221,128
General Motors Co., Sr. Unsec’d. Notes(b)	3.500%	10/02/18	39,500	40,470,120
General Motors Financial Co., Inc., Gtd. Notes	3.150%	01/15/20	14,815	14,991,239
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	6,975	7,105,781
General Motors Financial Co., Inc., Gtd. Notes	4.750%	08/15/17	16,500	17,377,800
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A(b)	2.400%	09/15/19	18,145	18,450,544
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%	03/15/17	12,210	12,558,889
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	3.875%	03/15/16	9,100	9,356,392
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	1.250%	10/05/17	3,750	3,761,134
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	1.150%	11/20/15	10,000	10,040,100
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A(b)	2.375%	03/22/17	10,050	10,282,155

				414,062,460

Banking — 23.9%
Ally Financial, Inc., Sr. Unsec’d. Notes(b)	3.750%		11/18/19	10,000	9,887,500
American Express Co., Jr. Sub. Notes	4.900	%(a)	12/29/49	9,330	9,465,285
American Express Co., Jr. Sub. Notes(b)	5.200	%(a)	12/31/49	2,560	2,598,400
American Express Co., Sr. Unsec’d. Notes(b)	0.852	%(a)	05/22/18	2,000	2,001,202
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	19,920	23,013,974
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%		07/27/18	19,190	19,563,802
American Express Credit Corp., Sr. Unsec’d. Notes(b)	2.250%		08/15/19	8,850	8,978,228
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49	10,601	11,329,819
Bank of America Corp., Jr. Sub. Notes, Series M(b)	8.125	%(a)	12/31/49	10,000	10,787,500
Bank of America Corp., Jr. Sub. Notes, Series V(b)	5.125	%(a)	12/31/49	15,000	14,736,000
Bank of America Corp., Sr. Unsec’d. Notes(b)	2.000%		01/11/18	35,235	35,500,989
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	47,055	47,892,203
Bank of America Corp., Sr. Unsec’d. Notes(b)	2.650%		04/01/19	20,320	20,704,739
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		10/14/16	7,144	7,606,052
Bank of America Corp., Sr. Unsec’d. Notes	5.650%		05/01/18	5,000	5,546,340
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	30,860	33,956,801
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	47,395	52,138,055
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.500%		08/01/16	5,000	5,336,245
Bank of America Corp., Sub. Notes	5.750%		08/15/16	10,000	10,580,960
Bank of America NA, Sub. Notes	5.300%		03/15/17	10,500	11,213,916
Bank of America NA, Sub. Notes	6.000%		06/15/16	10,000	10,545,220
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	20,200	20,354,570
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	2.500%		02/20/19	6,300	6,428,142
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	13,315	13,446,179
BB&T Corp., Sr. Unsec’d. Notes, MTN	1.450%		01/12/18	6,300	6,310,937
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.050%		06/19/18	4,875	4,942,168
BPCE SA (France), Gtd. Notes, MTN	2.500%		07/15/19	10,000	10,185,120
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	19,375	20,034,777
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.150%		11/21/18	3,675	3,703,478
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19	11,125	11,146,093
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.400%		09/05/19	12,135	12,178,880
Capital One Bank USA NA, Sub. Notes	8.800%		07/15/19	7,995	10,016,288
Capital One Financial Corp., Sr. Unsec’d. Notes(b)	2.450%		04/24/19	12,075	12,218,596
Capital One Financial Corp., Sr. Unsec’d. Notes	3.150%		07/15/16	20,250	20,767,671
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	11,913	12,768,472
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	32,225	36,255,026
Citigroup, Inc., Sr. Unsec’d. Notes(b)	2.500%		09/26/18	10,245	10,445,802
Citigroup, Inc., Sr. Unsec’d. Notes(b)	2.500%		07/29/19	19,810	20,092,451
Citigroup, Inc., Sr. Unsec’d. Notes(b)	2.550%		04/08/19	23,100	23,549,341
Citigroup, Inc., Sr. Unsec’d. Notes(b)	4.450%		01/10/17	29,000	30,564,521
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	7,780	8,756,406
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	15,000	18,680,685
Citigroup, Inc., Sub. Notes(b)	5.500%		02/15/17	6,000	6,434,322
Comerica, Inc., Sr. Unsec’d. Notes	2.125%		05/23/19	10,000	10,038,270
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	13,155	13,249,808
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, GMTN(b)	1.375%		05/26/17	14,800	14,826,670
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, GMTN(b)	2.300%		05/28/19	37,895	38,281,567
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750%		03/26/20	20,250	20,365,526
Deutsche Bank AG London (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	25,445	25,480,852
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	28,905	28,937,894
Discover Financial Services, Sr. Unsec’d. Notes	6.450%		06/12/17	4,112	4,530,359
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.375%		04/25/19	7,620	7,730,940
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.625%		01/25/16	7,565	7,727,700

Fifth Third Bancorp, Sub. Notes	5.450%		01/15/17	15,730	16,833,271
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(b)	5.700	%(a)	12/31/49	9,925	10,210,344
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	55,125	56,251,259
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	2.550%		10/23/19	19,500	19,771,050
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	2.600%		04/23/20	15,000	15,159,585
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	2.625%		01/31/19	5,000	5,108,330
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	16,050	16,587,868
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	3.625%		02/07/16	31,759	32,438,547
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.350%		01/15/16	5,000	5,171,315
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.375%		03/15/20	10,000	11,347,560
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	36,835	41,014,778
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	24,250	27,262,844
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	7.500%		02/15/19	25,727	30,704,686
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500%		05/15/18	15,000	14,993,670
HSBC USA, Inc., Sr. Unsec’d. Notes	2.625%		09/24/18	9,855	10,147,753
HSBC USA, Inc., Sub. Notes(b)	4.875%		08/24/20	12,865	14,439,586
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(b)	2.600%		08/02/18	13,660	13,931,342
JPMorgan Chase & Co., Jr. Sub. Notes(b)	5.000	%(a)	12/31/49	20,000	19,649,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	14,000	15,067,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	1.625%		05/15/18	11,184	11,147,272
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	1.800%		01/25/18	20,500	20,654,631
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	2.000%		08/15/17	8,875	9,006,519
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	2.200%		10/22/19	15,705	15,747,733
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	2.250%		01/23/20	25,350	25,404,300
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	38,725	39,730,107
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	40,000	44,741,440
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	6.300%		04/23/19	65,200	75,738,667
KeyBank NA, Sr. Unsec’d. Notes	1.650%		02/01/18	10,425	10,469,723
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	16,025	16,333,593
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes(b)	2.300%		11/27/18	5,850	5,947,666
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	4.200%		03/28/17	9,975	10,542,198
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A(b)	5.800%		01/13/20	24,810	28,875,888
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	23,960	24,333,369
Merrill Lynch & Co, Inc., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	30,840	35,276,581
Merrill Lynch & Co, Inc., Sub. Notes	6.050%		05/16/16	12,000	12,596,736
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	5,750	5,766,692
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%		04/16/19	17,955	18,188,936
Morgan Stanley, Jr. Sub. Notes(b)	5.450	%(a)	07/29/49	17,375	17,505,312
Morgan Stanley, Jr. Sub. Notes	5.550	%(a)	12/29/49	4,700	4,747,000
Morgan Stanley, Sr. Unsec’d. Notes(b)	1.875%		01/05/18	17,140	17,257,272
Morgan Stanley, Sr. Unsec’d. Notes	2.125%		04/25/18	26,790	27,084,235
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	2.375%		07/23/19	26,670	26,868,985
Morgan Stanley, Sr. Unsec’d. Notes(b)	2.650%		01/27/20	19,700	19,974,263
Morgan Stanley, Sr. Unsec’d. Notes	3.800%		04/29/16	14,000	14,404,768
Morgan Stanley, Sr. Unsec’d. Notes	4.750%		03/22/17	10,000	10,645,930
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	475	486,613
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	4,550	4,867,281
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	14,765	16,780,319
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.550%		04/27/17	14,875	16,093,292
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	5,498	6,258,219
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16	5,257	5,608,825
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	6.250%		08/28/17	11,493	12,696,455
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	25,000	28,433,800
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		03/20/17	5,400	5,599,422

PNC Bank NA, Sr. Unsec’d. Notes	2.200%		01/28/19		25,425	25,751,559
PNC Bank NA, Sr. Unsec’d. Notes	2.250%		07/02/19		29,850	30,263,273
PNC Funding Corp., Bank Gtd. Notes(b)	5.250%		11/15/15		5,006	5,137,322
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes(b)	4.375%		03/16/16		25,847	26,666,608
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15		4,135	4,165,165
Santander Bank NA, Sr. Unsec’d. Notes(b)	2.000%		01/12/18		12,785	12,840,167
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15		5,580	5,623,496
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16		3,055	3,164,018
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19		44,760	45,449,304
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(b)	1.500%		01/18/18		20,270	20,245,777
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(b)	1.800%		07/18/17		19,221	19,347,090
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19		8,680	8,818,038
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/16/20		7,110	7,196,927
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%		11/01/18		17,695	17,969,980
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500%		05/01/19		20,200	20,526,270
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes(b)	2.500%		01/25/19		5,325	5,462,609
Synchrony Financial, Sr. Unsec’d. Notes	1.875%		08/15/17		7,025	7,030,683
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		4,905	4,926,317
Synchrony Financial, Sr. Unsec’d. Notes	3.000%		08/15/19		10,115	10,334,566
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	2.375%		08/14/19		25,410	25,612,645
Union Bank NA, Sr. Unsec’d. Notes	2.625%		09/26/18		17,785	18,283,834
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16		10,000	10,200,600
Wachovia Bank NA, Sub. Notes(b)	6.000%		11/15/17		12,525	13,994,045
Wells Fargo & Co., Jr. Sub. Notes(b)	7.980	%(a)	03/29/49		17,472	19,131,840
Wells Fargo & Co., Sr. Unsec’d. Notes(b)	2.125%		04/22/19		23,975	24,266,512

						2,258,145,716

Brokerage — 0.6%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200%		07/25/18		3,950	4,023,189
Jefferies Group LLC, Sr. Unsec’d. Notes(b)	3.875%		11/09/15		4,150	4,205,751
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	5.250%		02/06/12	(d)	1,520	218,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	5.625%		01/24/13	(d)	1,000	143,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.000%		07/19/12	(d)	900	129,375
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		14,300	14,434,320
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN(b)	2.750%		03/19/19		32,025	32,771,567

						55,926,452

Building Materials & Construction — 0.4%
D.R. Horton, Inc., Gtd. Notes(b)	3.625%		02/15/18		11,000	11,220,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	1.373	%(a)	06/30/17		13,885	13,808,230
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%		01/15/16		4,072	4,226,931
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18		8,050	8,271,375

						37,526,536

Cable — 2.3%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	2.625%		09/16/19		4,900	4,976,068
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18		10,000	11,140,990
Comcast Corp., Gtd. Notes	4.950%		06/15/16		11,860	12,459,321
Comcast Corp., Gtd. Notes	5.150%		03/01/20		11,603	13,335,664
Comcast Corp., Gtd. Notes	5.900%		03/15/16		10,617	11,137,498
Comcast Corp., Gtd. Notes	6.500%		01/15/17		8,673	9,511,749

COX Communications, Inc., Sr. Unsec’d. Notes (original cost $4,505,440; purchased 08/17/10)(e)(f)	5.500%	10/01/15	4,000	4,093,292
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	7.625%	07/15/18	5,000	5,637,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(b)	1.750%	01/15/18	14,900	14,902,354
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	2.400%	03/15/17	14,850	15,116,468
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	23,450	23,965,947
DISH DBS Corp., Gtd. Notes(b)	4.250%	04/01/18	10,000	10,050,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A(b)	1.974%	04/15/19	23,725	23,873,732
NBCUniversal Media LLC, Gtd. Notes	2.875%	04/01/16	5,637	5,755,952
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	11,068	12,038,398
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18	9,162	10,526,946
Time Warner Cable, Inc., Gtd. Notes	8.250%	04/01/19	9,759	11,936,623
Time Warner Cable, Inc., Gtd. Notes(b)	8.750%	02/14/19	10,135	12,511,171
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18	869	884,208

				213,853,881

Capital Goods — 2.4%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	8,490	8,578,406
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN(b)	1.250%	11/06/17	4,485	4,495,419
CNH Capital LLC, Gtd. Notes(b)	3.250%	02/01/17	13,125	13,059,375
Crane Co., Sr. Unsec’d. Notes	2.750%	12/15/18	9,500	9,739,163
Eaton Corp., Gtd. Notes	1.500%	11/02/17	12,250	12,296,550
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)(e)(f)	1.400%	04/15/16	2,975	2,984,487
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $20,804,581; purchased 06/30/14)(e)(f)	2.350%	10/15/19	20,835	20,940,425
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(b)(e)(f)	2.750%	03/15/17	3,520	3,613,322
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)(e)(f)	2.800%	11/01/18	2,050	2,109,341
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $11,062,000; purchased 07/17/12)(e)(f)	5.600%	05/01/15	10,000	10,033,640
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(e)(f)	5.900%	11/15/15	1,000	1,030,766
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,150,587; purchased 12/17/10-11/05/13)(e)(f)	6.375%	10/15/17	4,461	4,998,613
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625%	01/15/18	5,398	5,510,292
General Electric Co., Sr. Unsec’d. Notes(b)	5.250%	12/06/17	6,022	6,647,590
Heathrow Funding Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A(b)	2.500%	06/25/15	10,000	10,033,700
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	2.875%	01/15/19	3,715	3,810,587
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $10,035,126; purchased 09/24/12)(b)(e)(f)	2.500%	03/15/16	10,050	10,195,524
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $6,583,156; purchased 06/12/14)(b)(e)(f)	2.500%	06/15/19	6,585	6,593,646
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $8,505,755; purchased 05/08/12-05/09/12)(e)(f)	3.125%	05/11/15	8,500	8,517,969
Pentair Finance SA, Gtd. Notes	1.350%	12/01/15	7,750	7,768,716
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17	4,100	4,113,325
Roper Industries, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	6,770	6,816,801

Tyco International Finance SA, Gtd. Notes	3.375%	10/15/15	358	362,516
United Parcel Service, Inc., Sr. Unsec’d. Notes(b)	5.125%	04/01/19	25,400	28,882,340
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	11,133	11,336,734
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	20,030	20,660,264

				225,129,511

Chemicals — 2.3%
Ashland, Inc., Sr. Unsec’d. Notes(b)	3.875%	04/15/18	15,000	15,375,000
Cabot Corp., Sr. Unsec’d. Notes	2.550%	01/15/18	19,425	19,884,382
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550%	05/15/19	15,000	18,780,270
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%	06/01/17	8,770	8,953,907
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	29,600	30,027,927
Eastman Chemical Co., Sr. Unsec’d. Notes	3.000%	12/15/15	3,950	4,008,464
Ecolab, Inc., Sr. Unsec’d. Notes(b)	1.450%	12/08/17	15,600	15,596,209
Ecolab, Inc., Sr. Unsec’d. Notes(b)	2.250%	01/12/20	4,215	4,241,352
Ecolab, Inc., Sr. Unsec’d. Notes	3.000%	12/08/16	21,965	22,647,343
Koppers, Inc., Gtd. Notes(b)	7.875%	12/01/19	4,000	4,010,000
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	38,395	42,340,662
Monsanto Co., Sr. Unsec’d. Notes	2.750%	07/15/21	10,275	10,515,815
PPG Industries, Inc., Sr. Unsec’d. Notes	1.900%	01/15/16	4,665	4,704,615
Rohm & Haas Co., Sr. Unsec’d. Notes	6.000%	09/15/17	4,739	5,243,036
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%	12/15/17	13,325	13,344,814

				219,673,796

Consumer — 1.2%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17	30,076	29,850,430
Amazon.com, Inc., Sr. Unsec’d. Notes(b)	1.200%	11/29/17	21,545	21,548,576
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.750%	03/11/18	7,825	8,745,298
Mattel, Inc., Sr. Unsec’d. Notes(b)	2.500%	11/01/16	4,000	4,066,208
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	19,755	20,131,511
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17	7,090	7,128,775
Western Union Co. (The), Sr. Unsec’d. Notes	2.375%	12/10/15	7,750	7,815,271
Whirlpool Corp., Sr. Unsec’d. Notes(b)	2.400%	03/01/19	12,725	12,890,374

				112,176,443

Electric — 2.9%
AES Corp. (The), Sr. Unsec’d. Notes(b)	8.000%	10/15/17	5,000	5,781,250
American Electric Power Co, Inc., Sr. Unsec’d. Notes	1.650%	12/15/17	19,295	19,407,027
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950%	02/01/17	12,400	13,449,660
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	6.850%	06/01/15	5,157	5,206,167
CMS Energy Corp., Sr. Unsec’d. Notes	6.550%	07/17/17	5,000	5,574,320
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	5,375	5,491,643
Dayton Power & Light Co. (The), First Mortgage	1.875%	09/15/16	3,450	3,487,184
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.950%	08/15/16	10,100	10,219,937
Duke Energy Corp., Sr. Unsec’d. Notes(b)	1.625%	08/15/17	7,455	7,535,536
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	4,350	4,433,220
Duke Energy Corp., Sr. Unsec’d. Notes(b)	2.150%	11/15/16	10,080	10,281,660
Entergy Corp., Sr. Unsec’d. Notes	3.625%	09/15/15	2,500	2,528,977
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	7,460	7,844,250
Entergy Texas, Inc., First Mortgage	3.600%	06/01/15	2,475	2,483,512
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	11,718	11,810,385
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(b)	2.950%	01/15/20	5,470	5,562,279
FirstEnergy Corp., Sr. Unsec’d. Notes(b)	2.750%	03/15/18	10,850	11,111,387
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.300%	06/15/15	3,200	3,216,861
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	04/01/16	7,745	8,093,525
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000%	09/15/17	7,040	7,762,001
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	2.125%	11/15/15	17,800	17,916,163
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.200%	06/01/15	5,480	5,480,307
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.600%	09/01/15	8,300	8,357,336
Ohio Power Co., Sr. Unsec’d. Notes	6.000%	06/01/16	10,366	10,957,297

Pepco Holdings, Inc., Sr. Unsec’d. Notes	2.700%	10/01/15	5,100	5,140,586
PG&E Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	18,060	18,288,441
PSEG Power LLC, Gtd. Notes	2.450%	11/15/18	2,325	2,355,934
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	16,085	16,476,268
Southern Co. (The), Sr. Unsec’d. Notes	1.950%	09/01/16	20,455	20,771,971
Southern Co. (The), Sr. Unsec’d. Notes	2.450%	09/01/18	7,050	7,266,872
Southwestern Electric Power Co., Sr. Unsec’d. Notes	4.900%	07/01/15	6,811	6,869,064
TECO Finance, Inc., Gtd. Notes	4.000%	03/15/16	4,000	4,117,712
TECO Finance, Inc., Gtd. Notes	6.572%	11/01/17	2,000	2,210,344

				277,489,076

Energy - Integrated — 1.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	1.375%	11/06/17	12,850	12,843,948
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	25,300	25,186,555
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	1.846%	05/05/17	10,050	10,171,002
BP Capital Markets PLC (United Kingdom), Gtd. Notes, MTN	2.241%	09/26/18	9,950	10,114,404
Chevron Corp., Sr. Unsec’d. Notes	1.365%	03/02/18	3,990	4,009,439
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	40,940	41,202,139
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250%	12/15/19	3,291	3,905,992
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	12,218	13,763,284

				121,196,763

Energy - Other — 2.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	48,705	54,190,693
California Resources Corp., Gtd. Notes, 144A(b)	5.000%	01/15/20	4,800	4,332,000
Cameron International Corp., Sr. Unsec’d. Notes	6.375%	07/15/18	4,742	5,314,919
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	11,900	12,013,871
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.500%	03/01/16	4,300	4,393,895
Nabors Industries, Inc., Gtd. Notes	2.350%	09/15/16	2,485	2,477,848
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	15,755	16,825,631
National Oilwell Varco, Inc., Sr. Unsec’d. Notes(b)	1.350%	12/01/17	5,360	5,313,052
Noble Holding International Ltd. (Switzerland), Gtd. Notes(b)	2.500%	03/15/17	3,095	3,047,362
Phillips 66, Gtd. Notes(b)	2.950%	05/01/17	6,430	6,650,407
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(b)	6.650%	03/15/17	5,250	5,706,682
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(b)	6.875%	05/01/18	19,140	21,691,094
Schlumberger Norge AS, Gtd. Notes, 144A(b)	1.250%	08/01/17	7,430	7,437,014
Schlumberger Norge AS, Gtd. Notes, 144A	1.950%	09/14/16	9,210	9,373,035
Southwestern Energy Co., Sr. Unsec’d. Notes	3.300%	01/23/18	5,880	5,992,796
Southwestern Energy Co., Sr. Unsec’d. Notes	4.050%	01/23/20	8,190	8,463,177
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	9,600	8,808,000
Transocean, Inc., Gtd. Notes(b)	5.050%	12/15/16	3,375	3,408,750
Weatherford International Ltd., Gtd. Notes	5.500%	02/15/16	4,850	4,990,689
Weatherford International Ltd., Gtd. Notes	6.000%	03/15/18	14,700	15,451,758
Weatherford International Ltd., Gtd. Notes(b)	6.350%	06/15/17	10,350	10,958,549

				216,841,222

Foods — 3.9%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(b)	1.375%	07/15/17	31,050	31,241,827
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%	01/15/20	10,000	11,518,680
Beam, Inc., Sr. Unsec’d. Notes	1.875%	05/15/17	8,465	8,525,660
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,084,286; purchased 02/21/12)(e)(f)	1.900%	03/01/17	8,100	8,224,376
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	2.125%	09/15/15	10,000	10,061,300
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375%	11/26/18	25,500	26,041,620

ConAgra Foods, Inc., Sr. Unsec’d. Notes(b)	1.900%	01/25/18	13,195	13,211,441
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100%	03/15/18	9,718	9,758,378
Diageo Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/11/17	9,235	9,321,403
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900%	01/15/16	14,744	14,981,260
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%	10/01/17	16,325	16,405,433
JM Smucker Co., (The), Gtd. Notes, 144A	1.750%	03/15/18	5,965	5,995,093
JM Smucker Co., (The), Gtd. Notes, 144A	2.500%	03/15/20	3,100	3,141,602
Kellogg Co., Sr. Unsec’d. Notes(b)	1.750%	05/17/17	4,925	4,974,989
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(b)	2.250%	06/05/17	10,720	10,913,668
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18	11,431	12,979,157
Kroger Co. (The), Gtd. Notes	6.400%	08/15/17	9,800	10,926,990
Kroger Co. (The), Sr. Unsec’d. Notes	2.300%	01/15/19	4,125	4,184,903
Molson Coors Brewing Co., Gtd. Notes	2.000%	05/01/17	10,975	11,111,584
Mondelez International, Inc., Sr. Unsec’d. Notes	4.125%	02/09/16	10,250	10,526,278
Nabisco, Inc., Sr. Unsec’d. Notes	7.550%	06/15/15	4,393	4,451,106
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.450%	01/15/17	30,990	31,669,921
Sysco Corp., Gtd. Notes(b)	1.450%	10/02/17	8,800	8,869,978
Tyson Foods, Inc., Gtd. Notes	2.650%	08/15/19	13,580	13,905,214
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	21,250	22,416,752
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	7,390	7,470,056
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	23,740	24,165,421
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,550	2,629,193
Woolworths Ltd. (Australia), Gtd. Notes, 144A	2.550%	09/22/15	1,766	1,781,412
Yum! Brands, Inc., Sr. Unsec’d. Notes	4.250%	09/15/15	10,345	10,500,268
Yum! Brands, Inc., Sr. Unsec’d. Notes	6.250%	04/15/16	5,300	5,581,107

				367,486,070

Healthcare & Pharmaceutical — 8.7%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%	11/06/17	39,375	39,514,663
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%	11/06/18	15,000	14,990,685
Actavis Funding SCS, Gtd. Notes	2.450%	06/15/19	6,530	6,556,871
Actavis Funding SCS, Gtd. Notes(b)	3.000%	03/12/20	53,525	54,760,625
Actavis, Inc., Sr. Unsec’d. Notes	1.875%	10/01/17	18,710	18,753,426
Allergan, Inc., Sr. Unsec’d. Notes	5.750%	04/01/16	15,900	16,642,848
Amgen, Inc., Sr. Unsec’d. Notes(b)	2.125%	05/15/17	26,975	27,470,666
Amgen, Inc., Sr. Unsec’d. Notes(b)	2.200%	05/22/19	24,700	25,019,149
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	23,775	24,131,791
Amgen, Inc., Sr. Unsec’d. Notes	6.150%	06/01/18	6,000	6,847,140
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	01/15/17	6,765	6,855,205
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	06/15/18	6,190	6,231,405
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375%	10/08/19	15,975	16,247,949
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.675%	12/15/19	17,730	18,109,723
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.700%	03/15/18	9,455	9,470,449
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.900%	06/15/17	8,050	8,155,471
CareFusion Corp., Sr. Unsec’d. Notes	1.450%	05/15/17	4,500	4,503,389
Celgene Corp., Sr. Unsec’d. Notes	1.900%	08/15/17	5,555	5,625,765
Celgene Corp., Sr. Unsec’d. Notes	2.300%	08/15/18	17,100	17,347,146
Celgene Corp., Sr. Unsec’d. Notes	2.450%	10/15/15	6,840	6,892,709
CR Bard, Inc., Sr. Unsec’d. Notes	1.375%	01/15/18	11,225	11,161,545
Dignity Health, Unsec’d. Notes	2.637%	11/01/19	8,900	9,069,768
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	10,525	10,846,591
Express Scripts Holding Co., Gtd. Notes	2.250%	06/15/19	25,000	25,112,575
Express Scripts Holding Co., Gtd. Notes	2.650%	02/15/17	26,467	27,111,313
Express Scripts Holding Co., Gtd. Notes	3.125%	05/15/16	7,300	7,477,609
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.375%	02/01/19	10,000	10,711,960
Gilead Sciences, Inc., Sr. Unsec’d. Notes(b)	2.350%	02/01/20	3,690	3,791,457
Gilead Sciences, Inc., Sr. Unsec’d. Notes(b)	3.050%	12/01/16	9,700	10,040,489
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	24,125	24,372,257

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.200%	08/23/17	14,785	15,049,518
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	8,100	8,271,218
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	3,640	3,662,794
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	3,730	4,100,221
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%	12/15/15	4,372	4,512,590
Life Technologies Corp., Sr. Unsec’d. Notes	3.500%	01/15/16	14,150	14,428,231
McKesson Corp., Sr. Unsec’d. Notes	2.284%	03/15/19	24,800	25,078,008
McKesson Corp., Sr. Unsec’d. Notes	3.250%	03/01/16	2,310	2,357,623
Medco Health Solutions, Inc., Gtd. Notes	2.750%	09/15/15	3,355	3,383,605
Medco Health Solutions, Inc., Gtd. Notes	7.125%	03/15/18	2,810	3,234,726
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	2.500%	03/15/20	68,610	70,129,025
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	4,340	4,344,774
Merck & Co., Inc., Sr. Unsec’d. Notes(b)	1.850%	02/10/20	34,375	34,594,759
Mylan, Inc., Gtd. Notes	2.600%	06/24/18	7,855	8,021,031
Mylan, Inc., Sr. Unsec’d. Notes	2.550%	03/28/19	3,195	3,211,751
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%	11/08/18	8,350	8,427,221
Pfizer, Inc., Sr. Unsec’d. Notes(b)	2.100%	05/15/19	5,000	5,088,635
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	9,875	9,901,307
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(b)	2.250%	09/30/19	15,000	15,219,570
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	6.000%	03/01/19	8,386	9,709,814
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.400%	11/10/16	18,420	18,824,135
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	33,005	33,570,871
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.400%	02/01/19	4,985	5,055,009
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.200%	03/01/16	6,385	6,514,526
Zimmer Holdings, Inc., Sr. Unsec’d. Notes(b)	2.000%	04/01/18	4,865	4,903,915
Zimmer Holdings, Inc., Sr. Unsec’d. Notes	2.700%	04/01/20	15,435	15,650,257
Zoetis, Inc., Sr. Unsec’d. Notes	1.150%	02/01/16	4,850	4,851,334
Zoetis, Inc., Sr. Unsec’d. Notes	1.875%	02/01/18	10,650	10,656,071

				826,575,178

Healthcare Insurance — 2.0%
Aetna, Inc., Sr. Unsec’d. Notes	1.500%	11/15/17	3,000	3,014,550
Aetna, Inc., Sr. Unsec’d. Notes	1.750%	05/15/17	10,655	10,791,682
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	10,125	10,231,546
Anthem, Inc., Sr. Unsec’d. Notes	1.875%	01/15/18	41,195	41,424,044
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	21,715	21,812,805
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	12,975	13,164,189
Cigna Corp., Sr. Unsec’d. Notes	2.750%	11/15/16	20,415	21,038,086
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	19,180	20,954,610
Humana, Inc., Sr. Unsec’d. Notes(b)	2.625%	10/01/19	9,010	9,185,983
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.375%	03/15/16	23,015	24,033,644
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	15,075	17,059,247

				192,710,386

Insurance — 3.4%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%	08/01/16	5,090	5,494,024
American International Group, Inc., Sr. Unsec’d. Notes(b)	2.300%	07/16/19	29,190	29,622,888
American International Group, Inc., Sr. Unsec’d. Notes	5.050%	10/01/15	5,000	5,106,280
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.600%	10/18/16	2,500	2,665,063
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	15,000	16,757,070
Aon Corp. (United Kingdom), Gtd. Notes	3.125%	05/27/16	4,665	4,784,041
Aon Corp. (United Kingdom), Gtd. Notes	3.500%	09/30/15	7,315	7,414,199
Axis Specialty Finance PLC, Gtd. Notes	2.650%	04/01/19	9,160	9,270,332
Berkshire Hathaway Finance Corp., Gtd. Notes	2.900%	10/15/20	25,375	26,799,958
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	6.150%	10/15/15	4,639	4,761,502
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.000%	10/15/17	7,500	7,986,420

Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	10,004	11,083,502
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.700%	08/15/16	3,135	3,367,043
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	7,135	7,182,091
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	14,001	16,762,655
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550%	10/15/18	5,875	6,033,202
MetLife, Inc., Sr. Unsec’d. Notes	1.756%	12/15/17	12,125	12,286,178
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%	01/10/18	18,310	18,387,158
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(b)	2.300%	04/10/19	50,000	50,755,750
New York Life Global Funding, Sec’d. Notes, 144A	2.100%	01/02/19	20,570	20,877,316
Principal Financial Group, Inc., Gtd. Notes(b)	1.850%	11/15/17	10,345	10,434,815
Principal Life Global Funding II, Sec’d. Notes, 144A	2.200%	04/08/20	9,525	9,512,427
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A(e)	2.950%	11/01/19	23,585	24,172,054
Willis Group Holdings PLC, Gtd. Notes	4.125%	03/15/16	4,065	4,170,804
XLIT Ltd. (Ireland), Gtd. Notes	2.300%	12/15/18	8,750	8,888,119

				324,574,891

Lodging — 1.8%
Carnival Corp., Gtd. Notes	1.875%	12/15/17	30,705	30,814,586
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	25,350	26,210,049
Marriott International, Inc., Sr. Unsec’d. Notes	3.375%	10/15/20	4,195	4,393,302
Marriott International, Inc., Sr. Unsec’d. Notes(b)	5.810%	11/10/15	22,840	23,533,628
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%	06/15/17	9,400	10,343,638
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,000	3,434,745
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	10,218	12,107,206
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.375%	11/15/15	16,528	17,155,337
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	7,610	7,642,015
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	29,568	30,159,626
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	6.000%	12/01/16	6,895	7,362,750

				173,156,882

Media & Entertainment — 1.7%
21st Century Fox America, Inc., Gtd. Notes	8.000%	10/17/16	30,452	33,652,383
CBS Corp., Gtd. Notes	1.950%	07/01/17	7,702	7,786,522
News America, Inc., Gtd. Notes	5.650%	08/15/20	7,180	8,334,070
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%	02/23/17	8,700	8,709,901
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19	24,000	24,121,896
Time Warner, Inc., Gtd. Notes	3.150%	07/15/15	13,200	13,295,806
Time Warner, Inc., Gtd. Notes	5.875%	11/15/16	31,037	33,418,345
Viacom, Inc., Sr. Unsec’d. Notes	2.500%	12/15/16	9,025	9,227,494
Viacom, Inc., Sr. Unsec’d. Notes	2.500%	09/01/18	6,290	6,398,351
Viacom, Inc., Sr. Unsec’d. Notes	4.250%	09/15/15	4,195	4,262,258
Viacom, Inc., Sr. Unsec’d. Notes	6.250%	04/30/16	9,660	10,234,268

				159,441,294

Metals — 1.1%
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	4.500%	03/01/16	6,330	6,457,233
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(b)	2.050%	09/30/18	12,950	13,220,189
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000%	04/01/17	14,500	14,282,500
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes(b)	2.375%	03/15/18	595	592,083
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	2.150%	03/01/17	11,150	11,108,890
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(b)	3.125%	04/29/19	19,080	19,513,116
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	2.250%	09/20/16	2,108	2,149,489
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	2.500%	05/20/16	4,235	4,314,817
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.500%	11/02/20	3,815	4,023,070

Teck Resources Ltd. (Canada), Gtd. Notes	2.500%	02/01/18	12,120	12,080,889
Xstrata Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	7,825	7,857,865
Xstrata Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	7,880	7,995,324
Xstrata Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	3.600%	01/15/17	1,186	1,222,704

				104,818,169

Non-Captive Finance — 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A(b)	2.750%	05/15/17	4,850	4,801,500
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	7,310	7,344,284
Air Lease Corp., Sr. Unsec’d. Notes	4.500%	01/15/16	4,200	4,289,250
Air Lease Corp., Sr. Unsec’d. Notes	5.625%	04/01/17	2,665	2,848,219
CIT Group, Inc., Sr. Unsec’d. Notes(b)	3.875%	02/19/19	20,000	19,800,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	1.000%	01/08/16	29,875	29,995,695
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.500%	07/12/16	29,675	29,991,039
General Electric Capital Corp., Sr. Unsec’d. Notes(b)	1.625%	04/02/18	30,000	30,224,340
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(b)	2.200%	01/09/20	10,600	10,716,960
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	2.300%	04/27/17	25,350	26,009,658
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(b)	2.300%	01/14/19	10,325	10,567,235
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.625%	05/01/18	37,626	42,247,940
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	10,000	11,681,800
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	16,644	16,893,660
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	3,750	3,898,125
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%	03/15/17	10,644	11,761,620
NYSE Euronext, Gtd. Notes	2.000%	10/05/17	19,880	20,158,062
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%	09/10/15	6,950	6,999,831
SLM Corp., Sr. Unsec’d. Notes, MTN(b)	5.000%	04/15/15	12,310	12,310,000
SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	9,565	10,061,184
SLM Corp., Sr. Unsec’d. Notes, MTN	6.250%	01/25/16	3,490	3,594,700

				316,195,102

Paper — 0.9%
Domtar Corp., Gtd. Notes	7.125%	08/15/15	8,085	8,221,855
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,485,580; purchased 06/05/12)(e)(f)	7.700%	06/15/15	3,000	3,037,881
International Paper Co., Sr. Unsec’d. Notes	5.250%	04/01/16	4,500	4,678,942
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	34,026	40,193,519
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	8,295	10,571,339
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19	12,675	13,605,611
Weyerhaeuser Co., Sr. Unsec’d. Notes(b)	7.375%	10/01/19	7,607	9,105,906

				89,415,053

Pipelines & Other — 1.8%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	5,610	5,607,936
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A(b)	5.350%	03/15/20	10,000	9,761,470
DCP Midstream Operating LP, Gtd. Notes(b)	2.500%	12/01/17	8,990	8,477,390
DCP Midstream Operating LP, Gtd. Notes	2.700%	04/01/19	4,560	4,152,792
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	5,000	5,716,585
Enable Midstream Partners LP, Gtd. Notes, 144A	2.400%	05/15/19	6,545	6,413,603
Enterprise Products Operating LLC, Gtd. Notes	1.250%	08/13/15	5,575	5,583,139
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	14,680	14,876,595
Enterprise Products Operating LLC, Gtd. Notes	3.200%	02/01/16	2,190	2,228,805

Enterprise Products Operating LLC, Gtd. Notes	3.700%	06/01/15	2,400	2,410,620
Enterprise Products Operating LLC, Gtd. Notes	6.650%	04/15/18	3,400	3,880,780
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	2.650%	02/01/19	8,300	8,312,807
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/01/16	10,061	10,269,222
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.000%	02/01/17	4,900	5,265,457
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.650%	10/15/16	3,990	4,261,851
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	13,030	12,994,167
ONEOK Partners LP, Gtd. Notes	3.200%	09/15/18	9,185	9,297,470
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	3,535	3,549,882
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	12,390	12,637,763
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950%	09/25/18	14,115	14,550,222
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	5,985	6,073,949
Williams Partners LP, Sr. Unsec’d. Notes(b)	5.250%	03/15/20	12,042	13,257,315
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	7.250%	02/01/17	1,000	1,098,591

				170,678,411

Railroads — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.875%	02/15/16	2,000	2,103,434
CSX Corp., Sr. Unsec’d. Notes	6.250%	04/01/15	652	652,000
CSX Corp., Sr. Unsec’d. Notes	6.250%	03/15/18	11,608	13,167,651
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	15,175	18,227,451
Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700%	05/15/17	6,810	7,704,071
Union Pacific Corp., Sr. Unsec’d. Notes	2.250%	02/15/19	3,900	3,998,058

				45,852,665

Real Estate Investment Trusts — 1.6%
ERP Operating LP, Sr. Unsec’d. Notes	2.375%	07/01/19	11,370	11,518,219
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	5,100	5,284,411
Kilroy Realty LP, Gtd. Notes	5.000%	11/03/15	2,675	2,732,079
Kimco Realty Corp., Sr. Unsec’d. Notes	5.700%	05/01/17	3,235	3,506,711
Liberty Property LP, Sr. Unsec’d. Notes	4.750%	10/01/20	6,000	6,561,744
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	13,340	13,419,747
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	7,800	7,872,891
Realty Income Corp., Sr. Unsec’d. Notes	5.500%	11/15/15	6,500	6,677,144
Realty Income Corp., Sr. Unsec’d. Notes	5.950%	09/15/16	1,700	1,818,291
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A(b)	2.375%	11/05/19	9,100	9,194,440
Select Income Reit, Sr. Unsec’d. Notes	2.850%	02/01/18	5,420	5,466,422
Simon Property Group LP, Sr. Unsec’d. Notes(b)	2.200%	02/01/19	22,200	22,539,860
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	1,685	1,733,488
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,774	3,160,443
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%	02/01/18	11,910	11,932,831
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	8,035	8,112,313
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	13,815	13,925,907
WEA Finance LLC/Westfield Uk & Europe Finance PLC (Australia), Gtd. Notes, 144A	1.750%	09/15/17	16,900	16,987,221

				152,444,162

Retailers — 1.6%
AutoZone, Inc., Sr. Unsec’d. Notes	5.500%	11/15/15	7,400	7,618,034
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	12/05/18	34,250	35,018,125
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	20,350	20,664,143
CVS Health Corp., Sr. Unsec’d. Notes	3.250%	05/18/15	7,500	7,525,125
Dollar General Corp., Sr. Unsec’d. Notes	1.875%	04/15/18	26,920	26,631,148
Macy’s Retail Holdings, Inc., Gtd. Notes	5.900%	12/01/16	8,844	9,540,147
Target Corp., Sr. Unsec’d. Notes	2.300%	06/26/19	5,000	5,123,365
VF Corp., Sr. Unsec’d. Notes	5.950%	11/01/17	15,915	17,818,179
Walgreen Co., Sr. Unsec’d. Notes(b)	1.800%	09/15/17	8,760	8,850,316
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	1.750%	11/17/17	5,755	5,807,278
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	11,240	11,482,761

				156,078,621

Technology — 3.3%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	7,600	7,555,654
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/06/21	33,785	35,201,538
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%	03/01/18	5,425	5,565,784
Brightstar Corp., Gtd. Notes, 144A (original cost $10,226,750; purchased 06/24/14)(e)(f)	9.500%	12/01/16	9,500	9,951,250
CA, Inc., Sr. Unsec’d. Notes	2.875%	08/15/18	7,865	8,064,464
Cisco Systems, Inc., Sr. Unsec’d. Notes(b)	2.125%	03/01/19	9,715	9,913,924
EMC Corp., Sr. Unsec’d. Notes(b)	1.875%	06/01/18	32,460	32,839,457
Fidelity National Information Services, Inc., Gtd. Notes	1.450%	06/05/17	2,090	2,088,280
Fidelity National Information Services, Inc., Gtd. Notes	2.000%	04/15/18	7,500	7,536,510
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15	1,670	1,689,943
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16	34,775	35,667,118
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.600%	09/15/17	14,150	14,508,321
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19	17,058	17,487,930
Hewlett-Packard Co., Sr. Unsec’d. Notes	3.300%	12/09/16	8,126	8,402,682
Intuit, Inc., Sr. Unsec’d. Notes(b)	5.750%	03/15/17	4,537	4,915,608
KLA-Tencor Corp., Sr. Unsec’d. Notes	2.375%	11/01/17	3,345	3,399,671
KLA-Tencor Corp., Sr. Unsec’d. Notes(b)	3.375%	11/01/19	5,000	5,192,025
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	13,825	14,093,703
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	4,825	4,921,500
Oracle Corp., Sr. Unsec’d. Notes(b)	2.375%	01/15/19	57,340	58,914,671
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21	2,690	2,786,259
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	13,195	13,751,539
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350%	08/01/19	3,455	3,491,799
Xerox Corp., Sr. Unsec’d. Notes	2.950%	03/15/17	2,010	2,069,888

				310,009,518

Telecommunications — 6.8%
America Movil SAB de CV (Mexico), Gtd. Notes(b)	2.375%	09/08/16	24,770	25,175,980
America Movil SAB de CV (Mexico), Gtd. Notes(b)	5.000%	03/30/20	11,400	12,918,708
AT&T, Inc., Sr. Unsec’d. Notes(b)	1.400%	12/01/17	9,590	9,539,307
AT&T, Inc., Sr. Unsec’d. Notes	1.600%	02/15/17	27,100	27,174,986
AT&T, Inc., Sr. Unsec’d. Notes(b)	2.300%	03/11/19	25,000	25,191,425
AT&T, Inc., Sr. Unsec’d. Notes	2.400%	08/15/16	16,925	17,224,386
AT&T, Inc., Sr. Unsec’d. Notes(b)	2.500%	08/15/15	20,676	20,815,253
AT&T, Inc., Sr. Unsec’d. Notes	2.950%	05/15/16	15,420	15,757,559
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.000%	06/22/15	18,705	18,764,052
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(b)	2.350%	02/14/19	6,800	6,911,724
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(b)	5.950%	01/15/18	33,835	37,839,135
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	2.381%	12/15/17	15,090	15,216,349
CenturyLink, Inc., Sr. Unsec’d. Notes(b)	5.150%	06/15/17	10,450	10,946,375
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.250%	03/06/17	20,425	20,779,701
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.125%	04/11/16	8,800	8,990,177
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(e)(f)	7.082%	06/01/16	8,480	8,995,118
Nippon Telegraph & Telephone Corp. (Japan), General Ref. Mortgage	1.400%	07/18/17	8,720	8,751,610

Orange SA (France), Sr. Unsec’d. Notes	2.125%	09/16/15	4,360	4,383,941
Orange SA (France), Sr. Unsec’d. Notes	2.750%	09/14/16	10,225	10,455,471
Orange SA (France), Sr. Unsec’d. Notes(b)	2.750%	02/06/19	21,115	21,869,017
Orange SA (France), Sr. Unsec’d. Notes(b)	5.375%	07/08/19	4,828	5,501,743
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17	8,500	9,264,380
Qwest Corp., Sr. Unsec’d. Notes	8.375%	05/01/16	8,679	9,245,122
Sprint Communications, Inc., Gtd. Notes, 144A(b)	9.000%	11/15/18	7,000	8,032,500
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192%	04/27/18	28,700	29,932,435
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes(b)	5.500%	11/15/19	8,700	9,848,400
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.100%	11/01/17	13,100	12,983,397
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.000%	11/01/16	39,575	40,152,953
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	76,469	77,796,502
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	15,000	16,564,095
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	6.350%	04/01/19	30,000	34,911,150
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.250%	09/26/17	24,270	24,135,714
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(b)	1.500%	02/19/18	12,000	11,991,948
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.625%	03/20/17	24,750	24,900,430

				642,961,043

Tobacco — 1.4%
Altria Group, Inc., Gtd. Notes	4.125%	09/11/15	5,430	5,511,814
Altria Group, Inc., Gtd. Notes(b)	9.250%	08/06/19	5,353	6,868,332
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	26,140	26,289,181
Lorillard Tobacco Co., Gtd. Notes(b)	2.300%	08/21/17	11,600	11,713,077
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	16,264	16,716,058
Lorillard Tobacco Co., Gtd. Notes	6.875%	05/01/20	9,285	11,066,634
Philip Morris International, Inc., Sr. Unsec’d. Notes(b)	1.125%	08/21/17	13,615	13,626,396
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.875%	01/15/19	22,900	23,052,606
Reynolds American, Inc., Gtd. Notes	1.050%	10/30/15	6,800	6,806,072
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	10,400	11,540,911

				133,191,081

Transportation — 0.1%
Ryder System, Inc., Unsec’d. Notes, MTN(b)	2.650%	03/02/20	7,480	7,574,570

TOTAL CORPORATE BONDS (cost $8,357,616,708)				8,474,497,181

FOREIGN AGENCIES — 1.5%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes(b)	1.750%	05/09/18	8,450	8,413,631
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A(b)	2.150%	01/22/19	12,900	13,068,655
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.125%	09/09/15	11,000	11,159,687
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%	11/12/15	6,000	6,000,000
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	9,500	9,951,677
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.375%	08/10/15	5,800	5,873,115
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	15,595	14,916,617
Petrobras International Finance Co. (Brazil), Gtd. Notes	3.500%	02/06/17	6,460	6,045,591
Petrobras International Finance Co. (Brazil), Gtd. Notes	3.875%	01/27/16	4,100	4,021,608
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19	4,000	4,785,000
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	46,030	46,066,732
Statoil ASA (Norway), Gtd. Notes	1.950%	11/08/18	11,575	11,734,654

TOTAL FOREIGN AGENCIES (cost $142,011,312)				142,036,967

MUNICIPAL BONDS — 0.1%
California
Catholic Health Initiatives, Sec’d. Notes	1.600%	11/01/17	2,100	2,106,147
Catholic Health Initiatives, Unsec’d. Notes	2.600%	08/01/18	5,270	5,413,987

TOTAL MUNICIPAL BONDS (cost $7,368,098)				7,520,134

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes(g)	0.875%	01/15/18	3,145	3,148,196
U.S. Treasury Notes(g)	1.000%	03/15/18	24,923	25,014,517
U.S. Treasury Notes	1.375%	02/29/20	1,210	1,210,283

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,278,739)				29,372,996

SOVEREIGN BOND — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN (cost $8,537,702)	5.950%	03/19/19	7,556	8,632,730

			Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)			132,000	3,500,640

TOTAL LONG-TERM INVESTMENTS (cost $9,216,694,561)				9,324,359,718

SHORT-TERM INVESTMENT — 6.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $652,416,568; includes $557,903,231 of cash collateral for securities on loan)(h)(i)			652,416,568	652,416,568

TOTAL INVESTMENTS — 105.4% (cost $9,869,111,129)(j)				9,976,776,286
Liabilities in excess of other assets(k) — (5.4)%				(511,371,070)

NET ASSETS — 100.0%				$9,465,405,216

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GMTN	Global Medium Term Note
MTN	Medium Term Note

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $545,648,784; cash collateral of $557,903,231 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Represents issuer in default on interest payments and or principal payment; non-income producing security.
(d)	Security is post-maturity.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the aggregate cost of the restricted securities is $107,291,148. The aggregate value, $105,319,650, is approximately 1.1% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$10,019,348,050

Appreciation	101,800,626
Depreciation	(144,372,390)

Net Unrealized Depreciation	$(42,571,764)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Position:
3,757	2 Year U.S. Treasury Notes	Jun. 2015	$820,898,690	$823,370,031	$2,471,341

	Short Positions:
237	5 Year U.S. Treasury Notes	Jun. 2015	28,491,359	28,489,992	1,367
2,308	10 Year U.S. Treasury Notes	Jun. 2015	295,651,018	297,515,625	(1,864,607)

					(1,863,240)

					$608,101

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(2)	U.S. Treasury Obligations with a combined market value of $3,957,864 have been segregated with JPMorgan Chase to cover requirements for open contracts at March 31, 2015.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2015(3)	Fair Value(5)(6)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Weatherford International Ltd.	03/20/18	1.000%	14,700	2.207%	$506,977	$1,199,323	$(692,346)	Morgan Stanley

Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.251%	227,258	(359,547)	586,805	Credit Suisse First Boston Corp.

The Fund entered into credit default swaps (‘CDS’) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value derivative instruments subject to credit contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$641,667,579	$17,131,491
Corporate Bonds	—	8,374,139,837	100,357,344
Foreign Agencies	—	142,036,967	—
Municipal Bonds	—	7,520,134	—
U.S. Treasury Obligations	—	29,372,996	—
Sovereign Bond	—	8,632,730	—
Preferred Stock	3,500,640	—	—
Affiliated Money Market Mutual Fund	652,416,568	—	—
Other Financial Instruments*
Futures Contracts	608,101	—	—

	Level 1	Level 2	Level 3
Credit Default Swap Agreements
Over-the-counter credit default swaps on corporate issues—Buy Protection	$—	$506,977	$—
Over-the-counter credit default swaps on corporate issues—Sell Protection	—	227,258	—

Total	$656,525,309	$9,204,104,478	$117,488,835

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$101,615,956	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	1,256,437	(17)
Purchases	—	17,131,508
Sales	(2,515,049)	—
Accrued discount/premium	—	—
Transfer into Level 3	—	—
Transfer out of Level 3	—	—

Balance as of 03/31/15	$100,357,344	$17,131,491

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $1,256,420 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Commercial Mortgage-Backed Securities	$17,131,491	Market approach	Single broker indicative quote
Corporate Bonds	100,357,344	Market approach	Single broker indicative quote

	$117,488,835

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date May 18, 2015

*	Print the name and title of each signing officer under his or her signature.